MERGER WITH THE FORMER GOLDEN OCEAN (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Business Acquisition, Pro Forma Information [Table Text Block]

(in thousands $, except per share data)	2015	2014
Total operating revenues	225,013	318,722

Net (loss) income from continuing operations	(318,975)	41,138
Loss from discontinued operations	—	(258)
Net (loss) income	(318,975)	40,880

Basic and diluted earnings per share:
Basic and diluted (loss) earnings per share from continuing operations	$(1.85)	$0.24
Basic and diluted loss per share from discontinued operations	$—	$—
Basic and diluted (loss) earnings per share	$(1.85)	$0.24

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The value of the consideration paid is calculated as follows:

(in thousands of $)
Fair value of shares issued	307,220
Fair value of vested stock options in the Former Golden Ocean	926
Total value of consideration	308,146

The following represents the calculation of the bargain purchase gain arising on consolidation based on management's final allocation of the total purchase price to the assets acquired and liabilities assumed:

(in thousands of $)
Assets
Cash and cash equivalents	129,084
Restricted cash	2,448
Marketable securities	5,779
Other current assets	78,457
Favorable contracts	30,417
Current assets	246,185
Restricted cash	31,552
Newbuildings	12,030
Vessels, net	632,997
Vessels under capital lease, net	14,029
Investment in associated companies	11,346
Favorable contracts	96,673
Other non current assets	9,116
Total assets	1,053,928
Liabilities
Current portion of long term debt	39,395
Current portion of capital lease obligations	7,032
Other current liabilities	28,180
Unfavorable contracts	1,567
Current liabilities	76,174
Long term debt	391,717
Convertible bond debt	161,200
Long term capital lease obligations	31,405
Other long term liabilities	434
Unfavorable contracts	5,976
Total liabilities	666,906
Fair value of net assets acquired and liabilities assumed	387,022
Total value of consideration	308,146
Bargain purchase gain arising on consolidation	78,876

Purchase price consideration

(in thousands of $)
Fair value of shares issued	307,220
Fair value of vested stock options in the Former Golden Ocean	926
Total value of consideration	308,146